Expense Example {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-14 - Fidelity Real Estate Income Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Real Estate Income Fund: Class A
Expense Example:
1 year	$ 497
3 years	703
5 years	925
10 years	1,564
Fidelity Advisor Real Estate Income Fund: Class M
Expense Example:
1 year	499
3 years	709
5 years	936
10 years	1,587
Fidelity Advisor Real Estate Income Fund: Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,853
Fidelity Advisor Real Estate Income Fund: Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Real Estate Income Fund: Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750